Fair value of financial instruments	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 10: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Due to related parties, short term: The carrying amount of due to related parties, short term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
The carrying amount of the floating rate payable approximates its fair value.
Other long term borrowings: The carrying amount of the floating rate loans approximates its fair value.
Ship Mortgage Notes: The fair value of the Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.
Loans due to related party: The carrying amount of the floating rate loans approximates its fair value.
Due to related parties, long term: The carrying amount of the floating rate payable approximates its fair value.

	June 30, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$42,063	$42,063	$41,300	$41,300
Restricted cash	$31,385	$31,385	$32,214	$32,214
Accounts receivable	$5,656	$5,656	$6,478	$6,478
Accounts payable	$813	$813	$1,021	$1,021
Due to related parties, short term	$46,479	$46,479	$43,616	$43,616
Ship mortgage notes and premium	$506,810	$485,148	$507,028	$385,088
Other Long-term debt	$452,725	$452,725	$338,383	$338,383
Loans due to related party	$35,000	$35,000	$40,000	$40,000
Due to related parties, long term	$24,549	$24,549	$—	$—

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2012.

	Fair Value Measurements at June 30, 2012 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$42,063	$42,063	$—		$—
Restricted cash	$31,385	$31,385	$—		$—
Ship mortgage notes and premium	$485,148	$485,148	$—		$—
Other Long-term debt (1)	$452,725	$—	$452,725	(1)	$—
Loans due to related party (1)	$35,000	$—	$35,000	(1)	$—
Due to related parties, long term (1)	$24,549	$—	$24,549	(1)	$—

(1)
The fair value of the Company's other long term debt, loans due to related party and due to related parties, long term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.